Schedule of subsidiaries (Details)	12 Months Ended
Mar. 31, 2026
Eastern BVI [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Aug. 10, 2023
Place of Incorporation	British Virgin Islands
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Holding company
Eastern HK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Sep. 04, 2023
Place of Incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Holding company
Hangzhou TC-Link [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Sep. 27, 2023
Place of Incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Transportation and warehouse subleasing services
Suzhou TC-Link [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Jan. 09, 2006
Place of Incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Transportation and warehouse subleasing services
Wuxi TC-Link [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	May 19, 2016
Place of Incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Warehouse subleasing services
Yancheng TC-Link [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Jun. 22, 2016
Place of Incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Transportation and warehouse subleasing services
Yunnan Dongyuan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Nov. 05, 2018
Place of Incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Transportation services
Chongqing Dayuan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Apr. 30, 2020
Place of Incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Transportation services
Guizhou Tianrun [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Mar. 01, 2023
Place of Incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal Activities	Construction services